Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 23,831		$ 28,113		$ 30,996
Measured at FVOCI	[1]	716		1,060		1,440
Interest income calculated using effective interest method		24,547		29,173		32,436
Other	[2]	439		539		348
Interest income	[3]	24,986		29,712		32,784
Measured at amortized cost	[1]	7,844		12,211		15,575
Interest expense calculated using effective interest method		7,844		12,211		15,575
Other		181	[4]	181	[4]	32
Interest expenses		$ 8,025		$ 12,392		$ 15,607

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $24,547 for the year ended October 31, 2021 (October 31, 2020 – $29,173; October 31, 2019 – $32,436).
[4]	The interest on lease liabilities was $105 (2020 – $117). Amounts for the years ended 2021 and 2020 were prepared in accordance with IFRS 16, prior periods amounts have not been restated.